UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Tennenbaum Capital Partners, LLC
Address:      2951 28th Street, Suite 1000
              Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul L. Davis
Title:   Chief Financial Officer
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

        /s/ Paul L. Davis      Santa Monica, California     November 14, 2011
      ---------------------   --------------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     16
Form 13F Information Table Value Total:     $78,125
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE ONE INTL INC         NOTE 5.500% 7/1   018772AQ6    3,654  4,500,000  PRN           SOLE              4,500,000
COINSTAR INC                  NOTE 4.000% 9/0   19259PAF9    3,735  3,000,000  PRN           SOLE              3,000,000
DIALOGIC INC                  COM               25250T100    3,787  2,046,899  SH            SOLE              2,046,899
DORAL FINL CORP               COM NEW           25811P886    6,257  5,739,988  SH            SOLE              5,739,988
GOODRICH PETE CORP            NOTE 5.000%10/0   382410AC2    1,804  2,000,000  PRN           SOLE              2,000,000
GSI GROUP INC CDA NEW         COM NEW           36191C205   10,384  1,352,100  SH            SOLE              1,352,100
HAWAIIAN TELCOM HOLDCO INC    COM               420031106   10,095    724,159  SH            SOLE                724,159
JAZZ TECHNOLOGIES INC         NOTE 8.000% 12/3  47214EAA0    2,002  2,000,000  PRN           SOLE              2,000,000
LIFEPOINT HOSPITALS INC       NOTE 3.500% 5/1   53219LAH2    2,046  2,000,000  PRN           SOLE              2,000,000
MAGNACHIP SEMICONDUCTOR CORP  COM               55933J203   13,129  1,953,743  SH            SOLE              1,953,743
MASSEY ENERGY CO              NOTE 3.250% 8/0   576203AJ2    1,357  1,500,000  PRN           SOLE              1,500,000
ONLINE RES CORP               COM               68273G101    9,719  3,811,400  SH            SOLE              3,811,400
SANDISK CORP                  NOTE 1.500% 8/1   80004CAD3    2,091  2,000,000  PRN           SOLE              2,000,000
TECH DATA CORP                DBCV 2.750% 12/1  878237AE6    4,012  4,000,000  PRN           SOLE              4,000,000
TTM TECHNOLOGIES INC          NOTE 3.250% 5/1   87305RAC3    3,983  4,000,000  PRN           SOLE              4,000,000
VIASYSTEMS GROUP INC          COM PAR$.01       92553H803       70      4,000  SH            SOLE                  4,000